Equity Method Investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	Equity Method Investments
Our share of net earnings related to our equity method investments was $2 million, $3 million and $2 million for the years ended December 31, 2021, 2020 and 2019, respectively, which was included in our Advanced Sensing and Computing business segment operating profit.
Below is a list of the entities accounted for under the equity method and recorded in other noncurrent assets on our Consolidated Balance Sheet:

	% of Ownership		Carrying Value
(Dollars in millions)	2021	2020	2021	2020
Advanced Acoustics Concepts, LLC	51%	51%	$27	$25